EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) $ in Thousands, R in Millions		12 Months Ended							107 Months Ended
	Nov. 06, 2017 USD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Aug. 31, 2012 USD ($)	Aug. 31, 2012 ZAR (R)	Aug. 31, 2018 USD ($)
Statement [Line Items]
Restricted Cash - Waterberg		$ 126	$ 0						$ 126
Non-controlling interest		11,152	(11,908)						11,152
Capital commitments		85,073							85,073
Payments for exploration and evaluation expenses		9,125	$ 0		$ 0
Waterberg Project [Member]
Statement [Line Items]
Proportion of ownership interest	37.05%		45.65%				37.00%	37.00%
Purchase agreement amount	$ 17,200
Decrease in proportion of ownership, interest sold	8.60%
Amount committed towards pro rata share of remaining DFS costs	$ 5,000
Restricted Cash - Waterberg	$ 5,000	100							100
Payments for exploration and evaluation expenses									61,800
JOGMEC [Member] | Waterberg Project [Member]
Statement [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	21.95%		28.35%
Purchase agreement amount	$ 12,800
Decrease in proportion of ownership, interest sold	6.40%
Acquisition of interest, work requirement							$ 3,200
Acquisition of interest, work requirement, interest							37.00%	37.00%
Capital commitments		$ 20,000							20,000
Proceeds from funds advanced for exploration and evaluation expenses				$ 6,000		$ 8,000
JOGMEC [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Statement [Line Items]
Decrease in proportion of ownership, interest sold	12.195%
Mnombo Wethu Consultants (Pty) Limited [Member]
Statement [Line Items]
Proportion of ownership interest	49.90%	49.90%	49.90%				49.90%	49.90%
Proportion of ownership and voting rights held by non-controlling interests		50.10%	50.10%
Purchase agreement amount | R								R 1.2
Non-controlling interest		$ 5,768	$ 4,555						5,768
Mnombo Wethu Consultants (Pty) Limited [Member] | Approximations [Member]
Statement [Line Items]
Non-controlling interest		5,800	$ 4,600						5,800
Mnombo Wethu Consultants (Pty) Limited [Member] | Waterberg Project [Member]
Statement [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	26.00%		26.00%				26.00%	26.00%
Expense arising from exploration and evaluation of mineral resources							$ 1,120
Expenses arising from exploration and evaluation of mineral resources owed to the company		$ 3,400							3,400
Implats [Member] | Waterberg Project [Member]
Statement [Line Items]
Proportion of ownership, purchase agreement amount	15.00%
Purchase agreement amount	$ 30,000
Decrease in proportion of ownership, interest sold		8.60%
Amount committed towards pro rata share of remaining DFS costs	$ 1,500
Implats [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Statement [Line Items]
Proportion of ownership, purchase agreement amount	50.01%
Purchase agreement amount	$ 34,800
Amount committed towards pro rata share of remaining DFS costs	$ 130,200
Waterberg JV Co. [Member]
Statement [Line Items]
Proportion of ownership interest		37.05%	46.00%
Proportion of ownership and voting rights held by non-controlling interests		62.95%	54.35%
Effective proportion of ownership interest in subsidiary	50.02%
Non-controlling interest		$ 5,384	$ 0						$ 5,384
Waterberg JV Co. [Member] | Purchase and Development Option [Member]
Statement [Line Items]
Proportion of ownership interest	31.96%